united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number      811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN      46208

(Address of principal executive offices)          (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      08/31

Date of reporting period:     02/28/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Archer Balanced Fund

Semi-Annual Report

February 28, 2009

Fund Advisor:

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

Toll Free (800) 238-7701

To Our Shareholders:

The Archer Balanced Fund had a total return of -31.72% for the six months ended February 28, 2009 and -8.74% since inception (September 27, 2005) compared to a total return of -27.92% and -5.47% for the Dow Jones U.S. Moderate Relative Risk Index, respectively. For the six month period ending February 28, 2009, the Fund’s net assets of $7.1 million consisted of 77.31% stocks, 16.26% fixed-income securities and 10.89% cash equivalents.

Performance Review

The Fund’s six month performance was again ahead of the S&P 500, but lagged the Dow Jones U.S. Moderate Relative Risk Index. The last six months has been one of the most gut wrenching periods of stock market history that many of us have seen and felt. Although the 1974-75 period was bad, this latest crash was much more a test of nerves than any of us had anticipated, even the greatest of investors of our time. We have gotten off to a slow start in 2009 as we anticipated the worst to be over and kept our tilt toward investing for the long-term by being overweight in equities.

We once again kept our exposure away from U.S. Treasuries. This is looking to be a better decision all of the time. If the Treasury decides to start printing money, U.S. Treasuries should increase in yield and decrease in price, and thus would not be an area we want to be in. We have increased our exposure to Certificate of Deposits and will continue to do so for the next year.

Equity Portfolio

The market continued to be challenging for equities over the last six months. The relative strength of the S&P 500 has fallen to levels that would place it in the bottom relative to the strength of the market for periods over the last 30 to 40 years.

•

During the six month period we continued to minimize our exposure to financial institutions by cutting loose of many of the positions we held, including complete disposition of Bank of America, US Bank, and Wells Fargo. This timing was good as we missed big declines in many of these banks. We initiated a position in JP Morgan, as we feel it is in much better shape long-term than many of the other banks. We also increased our positions in China (through an exchange traded fund), and some oil sectors as I see these entry points being too cheap to pass up. I do not see any major changes to the equity side of the portfolio in the coming months as we like the positions the Fund currently owns.

•

Equities continued to be weak and may for a bit longer. However, long-term, the values of these companies are extraordinarily inexpensive and the fact a Great Depression like decline in the market is already baked in to the value of many stocks we own and the market in general.

We will continue to adjust our equity portfolio to changing market conditions and look to reduce risk in the overall portfolio by maintaining significant positions in Health Care, Utilities, and Energy. These three sectors have historically had lower volatility to help against the overall risk. We will look for additional sectors with long-term opportunity. We are currently looking for opportunities in real estate to start wading back into the water. We just do not want to step off a drop-off in a stone quarry. We will look to go back to the waters of the Financials, once the sharks stop swarming the swimming area.

Fixed-Income Portfolio

For the six months ended February 28, 2009, the fixed income portfolio’s return was down. Although there has not been much of a change in the portfolio at this point, we are looking at ways to use alternative products, such as Certificates of Deposits or CDs. These CDs are linked to the market upside while guaranteeing our principal and minimizing our risk.

I have said it before and I will say it again, I believe the current inflation in the economy is higher than the numbers stated. This will not bode well for U.S. Treasuries over the next 12 to 24 months. The Treasuries may not be the place to be invested with the government looking at a large bail-out of the real estate crisis and mortgage backed securities. The government will have to print money in the short-term to alleviate the credit crisis, and this will lead to a greater money supply and thus higher interest rates and inflation. This usually will not bode well for Treasuries. Although this has not proven out yet, the explosive amount of money that will be printed and the lack of shortage of Treasuries will keep me away from buying any Treasuries for quite some time. I will look to buy short-term corporate notes to keep the returns in this asset class sector positive to the best of my ability.

Current Strategy

We will continue to monitor the performance of each security on a case by case basis putting valuations on the securities and adjusting the portfolio likewise. There will be times when we discontinue holding a specific security if we feel the valuation is beyond a reasonable valuation of the company. There may be companies that have positive outlooks, but we feel the valuation becomes too high to justify staying in at those levels. If we feel the valuation plays back to a “buying” level, then you may see a re-entry into stocks we have once sold.

The market’s volatility as of the end of February is quite high. During these times, it is important to focus on buying companies with long-term horizons, using a strict fundamental valuation of an individual company and not buying sectors because they are hot currently. All shareholders are encouraged to invest over a long-term horizon.

Many people forget very easily the stock market is undefeated when it comes to bouncing back and regaining ground it has lost. I believe this time will be no different. There will be plenty of fuel for the fire once the market rebounds and the hoards of cash sitting on the sidelines finds its way back to the market. According to history, most of it will find its way back when we are within 25% of the new highs pushing the market much higher.

We will continue to monitor the fixed income side of the portfolio for prospects of inflation, declines in interest rates, and overall yield.

We will continue to monitor our turnover of positions to attempt to limit the tax effects of the sales of securities as well. However, the tax ramifications are secondary to the valuation of the security.

We continue to purchase securities with a long-term time horizon of three to five years and maintain this policy when purchasing any new securities for the equity side of the portfolio. We may continue to purchase one year notes and short-term equivalents if we feel it is the most appropriate place to invest given the current investment climate.

Thank you for your support for the past year as a shareholder of the Archer Balanced Fund. Our investment strategy is long-term and I am confident in the portfolio, our strategy, and the final outcome. We welcome any comments or questions at any time.

The views expressed are those of the investment advisor as of February 28, 2009 and are not intended as a forecast or investment recommendations

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-238-7701.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Dow Jones US Moderate Relative Risk Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones US Moderate Relative Risk Index represents a diversified portfolio of U.S. stocks, bonds and cash, and seeks to capture 60% of the risk of the stock market. Although the stock, bond and cash allocations will be approximately 60/35/5, they will vary from month to month based on the risk and correlation of the three asset classes. The Index's equity allocation is weighted equally among six Dow Jones stock indexes (Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value). The Index's fixed income allocation is equally weighted among three Barclays bond indexes: Government Bond, Corporate Bond and Mortgage Bond. The Index's cash allocation is represented by the Barclays U.S. Treasury Bills: 1-3 Months Index. Individuals cannot invest directly in these indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on September 27, 2005 (commencement of Fund operations) and held through February 28, 2009. The Dow Jones U.S. Moderate Relative Risk Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index represents a diversified portfolio of U.S. stocks, bonds and cash, and seeks to capture 60% of the risk of the stock market. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-238-7701. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.
[2]Equity securities with market capitalizations above $10 billion.

3Equity securities with market capitalizations below $10 billion.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses_ (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 through February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Archer Balanced Fund	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During the Period September 1, 2008 – February 28, 2009*
Actual	$1,000.00	$682.84	$5.01
Hypothetical**	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Archer Balanced Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 54.78%	Shares	Value

Agriculture Chemicals - 1.21%
Syngenta AG (b)	2,000	$85,640

Aircraft Engines & Engine Parts - 1.15%
United Technologies Corp.	2,000	81,660

Beverages - 3.02%
Diageo plc (b)	1,500	69,735
PepsiCo, Inc.	3,000	144,420
		214,155

Computer & Office Equipment - 3.35%
Cisco Systems, Inc. (a)	10,000	145,700
International Business Machines Corp.	1,000	92,030
		237,730

Crude Petroleum & Natural Gas - 1.13%
Occidental Petroleum Corp.	1,550	80,399

Drilling Oil & Gas Wells - 1.91%
Noble Corp.	5,500	135,245

Electric Services - 4.44%
FPL Group, Inc.	5,000	226,650
Progress Energy, Inc.	2,500	88,550
		315,200

Electric & Other Services Combined - 3.73%
DPL, Inc.	4,000	80,400
Duke Energy Corp.	8,000	107,760
PG&E Corp.	2,000	76,440
		264,600

Farm Machinery & Equipment - 0.11%
Deere & Co.	275	7,560

Food & Kindred Products - 1.09%
Unilever plc (b)	4,000	77,120

National Commercial Banks - 2.74%
First Merchants Corp.	8,000	80,400
JPMorgan Chase & Co.	5,000	114,250
		194,650

Natural Gas Distribution - 0.88%
Nicor, Inc.	2,000	62,760

Petroleum Refining - 2.70%
BP plc (b)	5,000	191,800

Pharmaceutical Preparations - 11.91%
Bristol-Myers Squibb Co.	14,000	257,740
Cubist Pharmaceuticals, Inc. (a)	5,000	71,050
Eli Lilly & Co.	10,000	293,800
Johnson & Johnson	3,000	150,000
Novartis AG (b)	2,000	72,500
		845,090

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
February 28, 2009
(Unaudited)

Common Stocks - 54.78% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 0.73%
CVS Caremark Corp.	2,000	$51,480

Services - Business Services - 1.65%
Accenture, Ltd. - Class A	4,000	116,760

Services - Miscellaneous Amusement & Recreation - 2.36%
Walt Disney Co./ The	10,000	167,700

Services - Miscellaneous Health & Allied Services - 1.65%
DaVita, Inc. (a)	2,500	117,300

Services - Prepackaged Software - 1.88%
Microsoft Corp.	8,250	133,237

Ship & Boat Building & Repairing - 1.24%
General Dynamics Corp.	2,000	87,640

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.02%
Procter & Gamble Co. / The	1,500	72,255

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.77%
Titan International, Inc.	10,000	55,000

Surgical & Medical Instruments & Apparatus - 3.11%
3M Co.	3,000	136,380
Stryker Corp.	2,500	84,175
		220,555

Telephone Communications (No Radio Telephone) - 1.00%
AT&T, Inc.	3,000	71,310

TOTAL COMMON STOCKS (Cost $5,313,978)		3,886,846

Exchange-Traded Funds - 17.66%

iShares Barclays 1-3 Year Credit Bond Fund	3,000	297,840
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	5,000	122,050
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	4,000	130,760
iShares FTSE/Xinhua China 25 Index Fund	10,000	243,100
iShares MSCI Australia Index Fund	5,000	56,100
iShares MSCI Brazil Index Fund	2,000	68,400
iShares MSCI South Korea Index Fund	3,000	65,400
Ultra Dow 30 ProShares Fund	5,500	113,685
Ultra S&P 500 ProShares Fund	9,000	155,808

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,497,182)		1,253,143

Preferred Security - 1.63%

Credit Suisse Guernsey BRH, 7.90% callable on 03/28/2013	8,000	115,760

TOTAL PREFERRED SECURITY (Cost $175,528)		115,760

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Bonus Certificate - 3.24%	Shares	Value

CommerzBank AG, 0.00%, Due 10/17/2013, linked to S&P 500 Index	300	$ 230,190

TOTAL BONUS CERTIFICATE (Cost $293,800)		230,190
	Principal
Corporate Bonds - 2.82%	Amount

Caterpillar Financial SE, 4.50%, 02/15/2011	100,000	99,221
Home Depot, Inc., 5.20%, 03/01/2011	100,000	100,475

TOTAL CORPORATE BONDS (Cost $200,599)		199,696

Reverse Convertible Notes - 4.06%

Barclays Bank plc, 10.00%, 04/29/2009 convertible to Bristol-Myers Squibb Co.	25,000	20,780
Barclays Bank plc, 11.50%, 04/16/2009 convertible to CEMEX, S.A.B. de C.V.	150,000	33,600
Barclays Bank plc, 13.00%, 06/10/2009 convertible to Deere & Co.	100,000	96,790
CommerzBank AG, 8.50%, 03/05/2009 convertible to Pfizer, Inc.	250,000	137,023

TOTAL REVERSE CONVERTIBLE NOTES (Cost $523,476)		288,193

Structured Notes - 9.38%

HSBC Bank USA N.A., 0.00%, Due 07/17/2013, linked to S&P 500 Index	499,000	456,884
JPMorgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	103,510
JPMorgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	104,800

TOTAL STRUCTURED NOTES (Cost $694,743)		665,194

Money Market Securities - 10.89%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 1.21% (c)	772,942	772,942

TOTAL MONEY MARKET SECURITIES (Cost $772,942)		772,942

TOTAL INVESTMENTS (Cost $9,472,248) - 104.46%		$7,411,964

Liabilities in excess of other assets - (4.46)%		(316,671)

TOTAL NET ASSETS - 100.00%		$7,095,293

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statement of Assets and Liabilities
February 28, 2009
(Unaudited)

Assets
Investments in securities:
At cost	$ 9,472,248
At market value	$ 7,411,964

Receivable for investments sold	266,911
Interest receivable	26,126
Dividend receivable	24,865
Receivable due from Advisor (a)	18,177
Prepaid expenses	10,022
Total assets	7,758,065

Liabilities
Payable for investments purchased	645,129
Payable to transfer agent, fund accountant and fund administrator	9,604
Payable for fund shares purchased	783
Payable to trustees and officers	532
Payable to custodian	507
Other accrued expenses	6,217
Total liabilities	662,772

Net Assets	$ 7,095,293

Net Assets consist of:
Paid in capital	$ 11,432,169
Accumulated undistributed net investment income	120,246
Accumulated net realized loss from investment transactions	(2,396,838)
Net unrealized depreciation on investments	(2,060,284)

Net Assets	$ 7,095,293

Shares outstanding (unlimited number of shares authorized)	1,110,978

Net Asset Value and offering price per share	$ 6.39

Redemption price per share ($6.39 * .995) (b)	$ 6.36

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statement of Operations
For the six months ended February 28, 2009
(Unaudited)

Investment Income
Dividend income	$ 102,762
Interest income	67,810
Total Investment Income	170,572

Expenses
Investment Advisor fee (a)	31,379
Transfer agent expense	21,257
Administration expense	14,781
Fund accounting expense	8,760
Registration expense	8,614
Auditing expense	8,551
Legal expense	7,479
Trustee expense	4,271
CCO expense	3,293
Pricing expense	2,955
Custodian expense	2,303
Insurance expense	778
Miscellaneous expense	280
Total Expenses	114,701
Less: Fees waived and expenses reimbursed by Advisor (a)	(64,494)
Net operating expenses	50,207
Net Investment Income	120,365

Realized & Unrealized Gain (loss)
Capital gain dividends from real estate investment companies	1,380
Net realized gain (loss) on investment securities	(1,763,630)
Change in net unrealized appreciation (depreciation) on
investment securities	(1,598,927)
Net realized and unrealized gain (loss) on investment securities	(3,361,177)
Net decrease in net assets resulting from operations	$(3,240,812)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statements of Changes In Net Assets
	For the Six
	Months Ended
	February 28,2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	August 31, 2008
Operations:
Net investment income	$ 120,365	$ 338,186
Capital gain dividends from real estate investment companies	1,380	3,625
Net realized gain (loss) on investment securities	(1,763,630)	(622,440)
Change in net unrealized appreciation (depreciation) on investments	(1,598,927)	(949,162)
Net increase (decrease) in net assets resulting from operations	(3,240,812)	(1,229,791)

Distributions to Shareholders:
From net investment income	(299,096)	(244,993)
From net realized gain	-	(242,427)
Change in net assets from distributions	(299,096)	(487,420)

Capital Share Transactions:
Proceeds from Fund shares sold	826,445	1,851,724
Reinvestment of distributions	292,991	487,420
Amount paid for Fund shares repurchased	(393,082)	(1,462,035)
Redemption fees	1	-
Net increase in net assets resulting
from capital share transactions	726,355	877,109

Total Increase (Decrease) in Net Assets	(2,813,553)	(840,102)

Net Assets
Beginning of period	9,908,846	10,748,948

End of period	$ 7,095,293	$ 9,908,846

Accumulated undistributed net investment income
included in net assets at end of period	$ 120,246	$ 298,977

Capital Share Transactions
Shares sold	97,820	176,035
Reinvestment of distributions	39,700	45,553
Shares repurchased	(50,238)	(148,693)

Net increase from capital share transactions	87,282	72,895

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Financial Highlights
(For a share outstanding during the period)
	For the Six
	Months Ended
	February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007		Period Ended August 31, 2006	(a)

Selected Per Share Data:

Net asset value, beginning of period	$9.68		$11.31	$10.75		$10.00

Income (loss) from Investment Operations:
Net investment income	0.11	(b)	0.33	0.29		0.29
Net realized and unrealized gain (loss)	(3.12)		(1.46)	0.79		0.53
Total from investment operations	(3.01)		(1.13)	1.08		0.82

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.25)	(0.29)		(0.07)
From net capital gain	-		(0.25)	(0.23)		-
Total distributions	(0.28)		(0.50)	(0.52)		(0.07)

Paid in capital from redemption fees	-	(c)	-	-	(c)	-	(c)

Net asset value, end of period	$6.39		$9.68	$11.31		$ 10.75

Total Return (d)	-31.72%	(e)	-10.46%	10.09%		8.24%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 7,095		$9,909	$ 10,749		$8,112
Ratio of expenses to average net assets	1.20%	(f)	1.20%	1.20%		1.20%	(f)
Ratio of expenses to average net assets
before reimbursement	2.74%	(f)	2.30%	2.21%		3.00%	(f)
Ratio of net investment income to
average net assets	2.88%	(f)	3.20%	2.86%		3.27%	(f)
Ratio of net investment income to
average net assets before reimbursement	1.34%	(f)	2.10%	1.85%		1.47%	(f)
Portfolio turnover rate	45.25%	(e)	115.68%	66.98%		82.91%

(a) For the period September 27, 2005 (the date the Fund commenced operations) through August 31, 2006.
(b) Per share net investment income has been calculated using the average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Notes to the Financial Statements

February 28, 2009

(Unaudited)

NOTE 1. ORGANIZATION

Archer Balanced Fund (the “Fund”) was organized as a diversified series of Unified Series Trust, an Ohio business trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is total return. Total return is comprised of both income and capital appreciation. The investment advisor to the Fund is Archer Investment Corporation, Inc. (the “Advisor”). The Fund commenced operations on September 27, 2005.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

The Fund may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year) that are linked to individual equity securities. The issuers of these notes make regular interest payments to the holders, but these notes also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended August 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax years 2006, 2007, and 2008.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 6,028,691	$ -
Level 2 – Other Significant Observable Inputs	$ 1,383,273	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 7,411,964	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute net realized long term capital gains and net realized short term capital gains to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average net assets. For the six months ended February 28, 2009, the Advisor earned fees of $31,379 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2009 so that net annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 1.20% of the Fund’s average daily net assets. For the six months ended February 28, 2009, the Advisor waived fees and/or reimbursed expenses of $64,494. At February 28, 2009, the Advisor owed the Fund $18,177. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation. Fees waived during the six months ended February 28, 2009 totaling $64,494 may be subject to potential recoupment by the Advisor through August 31, 2012. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at August 31, 2008 were as follows:

Subject to repayment
Amount	by August 31,

$ 113,942	2009
98,275	2010
116,258	2011

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 28, 2009, Unified earned fees of $14,781 for administrative services provided to the Fund. At February 28, 2009, the Fund owed Unified $3,111 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended February 28, 2009, the Custodian earned fees of $2,303 for custody services provided to the Fund. At February 28, 2009, the Fund owed the Custodian $507 for custody services. The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended February 28, 2009, Unified earned fees of $7,042 from the Fund for transfer agent services and $14,215 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended February 28, 2009, Unified earned fees of $8,760 from the Fund for fund accounting services. At February 28, 2009, the Fund owed Unified $1,552 for transfer agent services and $3,403 in reimbursement of out-of-pocket charges. At February 28, 2009, the Fund owed Unified $1,538 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2009.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended February 28, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended February 28, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases	Amount
U.S. Government Obligations	$ -
Other	4,417,692
Sales
U.S. Government Obligations	$ -
Other	3,397,046

At February 28, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 52,601
Gross (Depreciation)	(2,112,885)

Net Depreciation
on Investments	$ (2,060,284)

At February 28, 2009, the aggregate cost of securities for federal income tax purposes was $9,472,248.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At February 28, 2009, no shareholder held over 25% of the Fund’s shares.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 7. DISTRIBUTIONS

On December 22, 2008, the Fund paid an income distribution of $0.2776 per share to shareholders of record on December 19, 2008.

The tax characterization of distributions for the fiscal years ended August 31, 2008 and August 31, 2007 were as follows:

Distributions paid from:	2008	2007
Ordinary Income	$ 244,993	$ 234,677
Short-Term Capital Gain	140,306	183,713
Long-Term Capital Gain	102,121	-
	$ 487,420	$ 418,390

At August 31, 2008, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 299,066
Capital loss carryforward	(68,795)
Net Unrealized appreciation (depreciation)	(1,027,239)
$ (796,968)

At August 31, 2008, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $118 and tax deferral of post-October losses in the amount of $565,763. The differences between distributable-earnings noted above and book basis is attributable to differences in the character of income generated from certain underlying investments.

NOTE 8. Capital Loss Carryforward

At August 31, 2008, the Fund had available for federal tax purposes unused capital loss carryforwards of $68,795. The carryforward expires as follows:

Amount	Expires August 31,

$ 68,795	2016

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 238-7701 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov .

TRUSTEES

Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President
John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer
William J. Murphy, Assistant Treasurer
Heather A. Bonds, Secretary
Lynn Wood, Chief Compliance Officer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630
Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

NS Small Cap Growth Fund

Semi-Annual Report

February 28, 2009

Fund Adviser:

NS Investment Partners, LLC

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

Toll Free (800) 470-1019

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on September 15, 2006 (inception date of the Fund) and held through February 28, 2009. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the NS Small Cap Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-470-1019. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Fund invests primarily in a diversified portfolio of common stocks of small capitalization companies that the Fund’s adviser, NS Investment Partners, LLC, believes have growth characteristics. The adviser defines small capitalization companies as those with market capitalizations at the time of purchase of $2 billion or less, although the adviser also may consider companies included in the Russell 2000 Growth Index.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 1, 2008) and held for the entire period (through February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

NS Small Cap Growth Fund	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During the Period* September 1, 2008 – February 28, 2009
Actual	$1,000.00	$551.55	$7.69
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

NS Small Cap Growth Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 96.96%	Shares	Value

Agricultural Services - 1.06%
Calavo Growers, Inc.	1,500	$ 17,790

Apparel & Other Finished Products of Fabrics & Similar Material - 3.53%
Lululemon Athletica, Inc. (a)	4,000	22,880
True Religion Apparel, Inc. (a)	2,000	20,440
Volcom, Inc. (a)	2,000	15,920
		59,240

Computer Communications Equipment - 4.25%
F5 Networks, Inc. (a)	2,000	40,000
Riverbed Technology, Inc. (a)	3,000	31,410
		71,410

Computer Storage Devices - 2.75%
3PAR, Inc. (a)	3,000	20,280
Data Domain, Inc. (a)	2,000	25,960
		46,240

Electromedical & Electrotherapeutic Apparatus - 2.27%
Vnus Medical Technologies (a)	2,000	38,180

Electronic Computers - 1.71%
Netezza Corp. (a)	5,000	28,700

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 2.37%
Bucyrus International, Inc.	3,200	39,744

Miscellaneous Food Preparations & Kindred Products - 3.34%
Green Mountain Coffee Roasters, Inc. (a)	1,500	56,025

Retail - Apparel & Accessory Stores - 5.00%
J. Crew Group, Inc. (a)	5,000	56,300
Zumiez, Inc. (a)	3,500	27,615
		83,915

Retail - Eating Places - 7.33%
Buffalo Wild Wings, Inc. (a)	1,500	46,305
Panera Bread Co. - Class A (a)	1,000	44,040
Texas Roadhouse, Inc. - Class A (a)	4,000	32,800
		123,145

Retail - Family Clothing Stores - 4.96%
Urban Outfitters, Inc. (a)	5,000	83,200

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 96.96% - continued	Shares	Value

Retail - Variety Stores - 1.49%
PriceSmart, Inc.	1,500	$ 25,080

Semiconductors & Related Devices - 11.76%
Cavium Networks, Inc. (a)	6,000	57,060
Monolithic Power Systems, Inc. (a)	3,000	38,850
Netlogic Microsystems, Inc. (a)	2,000	47,420
NVE Corp. (a)	2,000	54,200
		197,530

Services - Business Services - 5.61%
athenahealth, Inc. (a)	1,500	38,220
Internet Capital Group, Inc. (a)	7,000	28,350
Phase Forward, Inc. (a)	2,000	27,700
		94,270

Services - Computer Integrated Systems Design - 4.92%
Cogent, Inc. (a)	3,500	36,400
NetScout Systems, Inc. (a)	3,500	46,235
		82,635
Services - Computer Programming Services - 3.03%
Bluephoenix Solutions Ltd. (a)	10,000	19,800
Synaptics, Inc. (a)	1,500	31,125
		50,925

Services - Educational Services - 2.22%
American Public Education, Inc. (a)	1,000	37,350

Services - Home Health Care Services - 1.95%
Amedisys, Inc. (a)	1,000	32,710

Services - Management Consulting Services - 1.34%
Exponent, Inc. (a)	1,000	22,470

Services - Medical Laboratories - 2.71%
Genoptix, Inc. (a)	1,500	45,480

Services - Miscellaneous Repair Services - 0.78%
Team, Inc. (a)	1,000	13,120

Services - Prepackaged Software - 9.20%
ArcSight, Inc. (a)	5,000	46,700
Art Technology Group, Inc. (a)	20,000	43,600
Blackboard, Inc. (a)	1,000	27,440
DemandTec, Inc. (a)	5,000	36,800
		154,540

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 96.96% - continued	Shares	Value

Special Industry Machinery - 3.27%
Ultratech, Inc. (a)	5,000	$ 54,900

Surgical & Medical Instruments & Apparatus - 8.75%
CardioNet, Inc. (a)	1,500	37,500
Insulet Corp. (a)	5,000	30,600
Orthovita, Inc. (a)	20,000	60,400
SonoSite, Inc. (a)	1,000	18,440
		146,940

Wholesale - Industrial Machinery & Equipment - 1.36%
DXP Enterprises, Inc. (a)	2,000	22,820

TOTAL COMMON STOCKS (Cost $1,971,036)		1,628,359

Money Market Securities - 2.08%
Huntington U.S. Treasury Money Market Fund, 0.02% (b)	35,022	35,022

TOTAL MONEY MARKET SECURITIES (Cost $35,022)		35,022

TOTAL INVESTMENTS (Cost $2,006,058) - 99.04%		$ 1,663,381

Other assets less liabilities - 0.96%		16,082

TOTAL NET ASSETS - 100.00%		$ 1,679,463

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at February 28, 2009.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

Assets
Investments in securities, at fair value (cost $2,006,058)	$ 1,663,381
Receivable for investments sold	50,585
Receivable due from Adviser (a)	20,792
Interest receivable	2
Prepaid expenses	5,580
Total assets	1,740,340

Liabilities
Payable for investments purchased	46,902
Payable to Administrator, Fund Accountant, and Transfer Agent	6,419
Payable to Trustees and Officers	873
Payable to Custodian	817
Other accrued expenses	5,866
Total liabilities	60,877

Net Assets	$ 1,679,463

Net Assets consist of:
Paid in capital	$ 3,401,889
Accumulated undistributed net investment income (loss)	(16,705)
Accumulated net realized gain (loss) from investment transactions	(1,363,044)
Net unrealized appreciation (depreciation) on investments	(342,677)

Net Assets	$ 1,679,463

Shares outstanding (unlimited number of shares authorized)	377,989

Net Asset Value and offering price per share	$ 4.44

Redemption price per share* ($4.44 * 98%)	$ 4.35

* The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Operations
For the six month period ended February 28, 2009 (Unaudited)

Investment Income
Dividend income	$ 1,438
Interest income	82
Total Investment Income	1,520

Expenses
Investment adviser fee (a)	9,114
Transfer agent expenses	16,977
Administration expenses	15,041
Fund accounting expenses	12,339
Auditing expenses	8,413
Legal expenses	5,480
Registration expenses	6,974
Trustee expenses	4,448
CCO expenses	3,047
Custodian expenses	2,659
Pricing expenses	1,959
Printing expenses	818
Insurance expense	681
Miscellaneous expenses	530
Total Expenses	88,480
Less: Fees waived by Adviser (a)	(70,254)
Net operating expenses and expenses reimbursed	18,226
Net Investment Income (Loss)	(16,706)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(700,627)
Change in unrealized appreciation (depreciation)
on investment securities	(450,823)
Net realized and unrealized gain (loss) on investment securities	(1,151,450)
Net increase (decrease) in net assets resulting from operations	$ (1,168,156)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statements of Changes In Net Assets
	Six months ended
	February 28, 2009	Year ended
	(Unaudited)	August 31, 2008
Operations
Net investment income (loss)	$ (16,706)	$ (50,581)
Net realized gain (loss) on investment securities	(700,627)	(484,427)
Change in unrealized appreciation (depreciation) on investment securities	(450,823)	(379,448)
Net increase (decrease) in net assets resulting from operations	(1,168,156)	(914,456)

Capital Share Transactions
Proceeds from Fund shares sold	312,500	432,500
Amount paid for Fund shares repurchased	(60,215)	(71,466)
Proceeds from redemption fees (a)	182	-
Net increase (decrease) in net assets resulting
from capital share transactions	252,467	361,034

Total Increase (Decrease) in Net Assets	(915,689)	(553,422)

Net Assets
Beginning of period	2,595,152	3,148,574

End of period	$1,679,463	$2,595,152

Accumulated net investment income (loss)
included in net assets at end of period	$ (16,705)	$ -

Capital Share Transactions
Shares sold	67,798	46,238
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(12,201)	(7,939)

Net increase (decrease) from capital share transactions	55,597	38,299

(a) The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Financial Highlights
(For a share outstanding during the period)
	Six months ended
	February 28, 2009		Year ended	Period ended
	(Unaudited)		August 31, 2008	August 31, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$8.05		$11.08	$ 10.00

Income from investment operations:
Net investment income (loss)	(0.04)		(0.16)	(0.13)
Net realized and unrealized gain (loss) on investments	(3.57)		(2.87)	1.23
Total from investment operations	(3.61)		(3.03)	1.10

Less distributions to shareholders:
From return of capital	-		-	(0.02)
Total distributions	-		-	(0.02)

Paid in capital from redemption fees	-	(b)	-	-

Net asset value, end of period	$4.44		$8.05	$ 11.08

Total Return (c)	-44.85%	(d)	-27.35%	11.04%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$1,679		$2,595	$3,149
Ratio of expenses to average net assets	2.00%	(e)	2.00%	2.00%	(e)
Ratio of expenses to average net assets
before reimbursement	9.71%	(e)	6.27%	6.38%	(e)
Ratio of net investment income (loss) to
average net assets	(1.83)%	(e)	(1.78)%	(1.42)%	(e)
Ratio of net investment income (loss) to
average net assets before reimbursement	(9.54)%	(e)	(6.05)%	(5.80)%	(e)
Portfolio turnover rate	80.61%		131.02%	125.96%

(a) For the period September 15, 2006 (the date the Fund commenced operations) through August 31, 2007.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

NS Small Cap Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on May 15, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The Fund commenced operations on September 15, 2006. The Fund’s investment adviser is NS Investment Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or thinly traded securities are more likely to trigger fair valuation than other securities.

NS Small Cap Growth Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective February 29, 2008. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the six month period ended February 28, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by the U.S. federal tax authorities for the 2007 and 2008 tax years.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

NS Small Cap Growth Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the NS Small Cap Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 1,663,381	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 1,663,381	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including for how such activities are accounted and their effect on the Funds’ financial performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended February 28, 2009, the Adviser earned fees of $9,114 from the Fund before waiving a portion of those fees, as described below. At February 28, 2009, the Adviser owed $20,792 to the Fund.

The Adviser has contractually agreed through December 31, 2010 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses at 2.00% of average daily net assets. For the six months ended February 28, 2009, the Adviser waived management fees and reimbursed Fund expenses totaling $70,254. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 2.00%

NS Small Cap Growth Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

expense limitation. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at August 31, 2008, are as follows:

Subject to Repayment
Amount	Until August 31,
$ 114,090	2010
121,422	2011

In addition, fees waived during the six months ended February 28, 2009, totaling $70,254 may be subject to potential recoupment by the Adviser through August 31, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 28, 2009, Unified earned fees of $15,041 for administrative services provided to the Fund. At February 28, 2009 the Fund owed Unified $2,017 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended February 28, 2009, the Custodian earned fees of $2,659 for custody services provided to the Fund. At February 28, 2009, the Fund owed the Custodian $817.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended February 28, 2009, Unified earned fees of $8,889 from the Fund for transfer agent services provided to the Fund and $8,088 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended February 28, 2009 Unified earned fees of $12,339 from the Fund for fund accounting services provided to the Fund. At February 28, 2009, the Fund owed Unified $1,382 for transfer agent services, $1,100 in reimbursement of out of pocket expenses, and $1,920 for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan but may do so at any time.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Fund for the six months ended February 28, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund invests in a Huntington money market fund and a Huntington mutual fund, each of which are administered and advised by subsidiaries of Huntington Bancshares, Inc. Interest income of $82 during the six months ended February 28, 2009 was received from the Huntington funds.

NS Small Cap Growth Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$ -
Other	1,736,982
Sales
U.S. Government Obligations	$ -
Other	1,481,544

At February 28, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 67,855
Gross (Depreciation)	(410,532)

Net Depreciation
on Investments	$ (342,677)

At February 28, 2009, the aggregate cost of securities for federal income tax purposes was $2,006,058.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At February 28, 2009, Gary L. Pilgrim owned 26.49% of the Fund and Richard A. Englander, an affiliate of an affiliate of the Adviser, owned 28.63% of the Fund. As a result, these individuals may each be deemed to control the Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax characterization of distributions for the fiscal periods ended August 31, 2008 and 2007 was as follows:

Distributions paid from:	2008	2007
Ordinary Income	$ -	$ -
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	-
Return of Capital		5,670
	$ -	$ 5,670

NS Small Cap Growth Fund

Notes to the Financial Statements - continued

February 28, 2009

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

At August 31, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital Loss Carryforward	(185,352)
Unrealized appreciation (depreciation)	(368,918)
$ (554,270)

At August 31, 2008, the difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of Post-October losses in the amount of $477,064.

NOTE 8.	CAPITAL LOSS CARRYFORWARDS

At August 31, 2008, the Fund had available for federal income tax purposes capital loss carryforwards of $185,352. This carryforward expires as follows:

Capital loss carryforwards are available to offset future realized capital gains, if any.

Expires
August 31,	Amount
2016	$185,352

NOTE 9.	SUBSEQUENT EVENT

On March 10, 2009, the Board determined to cease operations of the Fund due to the Adviser’s decision that it is no longer economically viable to continue managing the Fund as a result of the Fund’s small asset size and increasing regulatory and operating costs borne by the Adviser. The Fund closed effective as of March 24, 2009.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request (1) by calling the Fund at (800) 470-1019 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

NS Investment Partners, LLC

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not Applicable – filed with annual report

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

     Investment Company Act of 1940 are filed herewith.

(a)(3)     Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By
*/s/ Anthony Ghoston

Anthony Ghoston, President

Date: 05/04/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ Anthony Ghoston

Anthony Ghoston, President

Date: 05/04/2009

By
*/s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date: 05/04/2009